Asset-Backed Financing of a Variable Interest Entity at Fair Value	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Asset-Backed Financing of a Variable Interest Entity at Fair Value

Note 19—Asset-Backed Financing of a Variable Interest Entity at Fair Value

Following is a summary of financial information relating to the asset-backed financing of a VIE:

	Year ended December 31,
	2016	2015	2014
	(dollars in thousands)
Weighted-average fair value	$338,582	$186,430	$167,752
Interest expense	$12,091	$6,840	$6,490
Weighted-average effective interest rate	3.32%	3.35%	3.82%

	December 31,
	2016	2015
	(dollars in thousands)
Carrying value	$353,898	$247,690
UPB	$355,494	$248,284
Weighted-average interest rate	3.50%	3.50%

The asset-backed financing of a VIE is a non-recourse liability and secured solely by the assets of a consolidated VIE and not by any other assets of the Company. The assets of the VIE are the only source of funds for repayment of the asset-backed financing.